Employee Benefits	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Disclosure of benefit payments undere company's french retirement entity	The following assumed (undiscounted) benefit payments under the Company's French retirement indemnity are expected to be paid as follows:

2024	0
2025	36
2026	0
2027	68
2028	62
Years 2029 and thereafter	3,035

Disclosure of employee benefits [text block]	EMPLOYEE BENEFITS
Accounting policies
The Group's pension schemes and other post-employment benefits consist of defined benefit plans and defined contribution plans.
25.1.Defined benefit plans
Defined benefit plans relate to French retirement benefit plans under which the Group is committed to guaranteeing a specific amount or level of contractually defined benefits. The obligation arising from these plans is measured on an actuarial basis using the projected unit credit method. The method consists of measuring the obligation based on a projected end-of-career salary and vested rights at the measurement date, according to the provisions of the collective bargaining agreement, corporate agreements and applicable law.
Actuarial assumptions are used to determine the benefit obligations. The amount of future payments is determined on the basis of demographic and financial assumptions such as mortality, staff turnover, pay increases and age at retirement, and then discounted to their present value. The discount rate used is the yield at the reporting date on AA credit-rated bonds with maturity dates that approximate the expected payments for the Group's obligations.
Re-measurements of the net defined benefit liability which comprise actuarial gains and losses are recognized in the statements of other comprehensive loss.
The Group determines the net interest expense on the net defined benefit liability for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability, taking into account any changes in the net defined benefit liability during the period as a result of contributions and benefit payments.
25.2.Defined contribution plans
Under defined contribution plans, the management of plans is performed by an external organization, to which the Group pays regular contributions. Payments made by the Group in respect of these plans are recognized as an expense for the period in the statements of operations.
25.3.Short-term employee benefits
A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay the amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
Detailed breakdown
In France, pension funds are generally financed by employer and employee contributions and are accounted for as a defined contribution plan with the employer contributions recognized as expense as incurred. The Group has no actuarial liabilities in connection with these plans. Related expenses recorded for the years ended December 31, 2023 and December 31, 2022 amounted to €948, €876, respectively.
French law also requires payment of a lump sum retirement indemnity to employees based on years of service and annual compensation at retirement, which are accounted for as a defined benefit plan. Benefits do not vest prior to retirement. The liability is calculated as the present value of estimated future benefits to be paid, applying the projected unit credit method whereby each period of service is seen as giving rise to an additional unit of benefit entitlement, each unit being measured separately to build up the final liability. At December 31, 2023 and December 31, 2022 pension provisions recorded were €978 and €782, respectively.
As part of the measurement of the retirement indemnity to employees, the following assumptions were used for all categories of employees in 2022 and 2023:

Population	Permanent staff
Retirement age	65
Terms of retirement	Initiated by the employee
Life expectancy	On the basis of the INSEE table (1)
Probability of continued presence in the company at retirement age	On the basis of the DARES table
(1)INSEE is the French National Institute of Statistics; DARES is the French Bureau of Studies and Statistics

Rate	As of
(in € thousands)	2022/12/31	2023/12/31
Salary growth rate - in 2023	3.00%	3.00%
Salary growth rate - beyond	3.00%	3.00%
Discount rate (iboxx)	3.25%	3.59%
The discount rates are based on the market yield at December 31, 2022 and 2023 on high-quality corporate bonds.
The following table presents the changes in the present value of the defined benefit obligation:

Changes in the present value of the defined benefit obligation
(in € thousands)
Defined benefit obligation as of January 01, 2022	864
Current service cost	169
Interest cost on benefit obligation	8
Actuarial losses / (gains) on obligation	—
Past service costs	(258)
Service paid to employees	—
Defined benefit obligation as of December 31, 2022	782
Current service cost	137
Interest cost on benefit obligation	25
Actuarial losses / (gains) on obligation	—
Past service costs	51
Service paid to employees	(18)
Defined benefit obligation as of December 31, 2023	978
Sensitivity of the Group’s retirement and post-employment benefits to a variation of the discount rate:

	Retirement and post-employment benefits
Sensitivity of the Group's retirement and post-employment benefits	Changes in	Impact /
to a variation of the discount rate	assumptions /	present value of
(in € thousands)	discount rate	the undertaking
+	0.25%	(28)
-	0.25%	29
The following assumed (undiscounted) benefit payments under the Company's French retirement indemnity are expected to be paid as follows:

2024	0
2025	36
2026	0
2027	68
2028	62
Years 2029 and thereafter	3,035

Disclosure of defined benefit plans [text block]
As part of the measurement of the retirement indemnity to employees, the following assumptions were used for all categories of employees in 2022 and 2023:

Population	Permanent staff
Retirement age	65
Terms of retirement	Initiated by the employee
Life expectancy	On the basis of the INSEE table (1)
Probability of continued presence in the company at retirement age	On the basis of the DARES table
(1)INSEE is the French National Institute of Statistics; DARES is the French Bureau of Studies and Statistics

Rate	As of
(in € thousands)	2022/12/31	2023/12/31
Salary growth rate - in 2023	3.00%	3.00%
Salary growth rate - beyond	3.00%	3.00%
Discount rate (iboxx)	3.25%	3.59%

Disclosure of net defined benefit liability (asset) [text block]
The following table presents the changes in the present value of the defined benefit obligation:

Changes in the present value of the defined benefit obligation
(in € thousands)
Defined benefit obligation as of January 01, 2022	864
Current service cost	169
Interest cost on benefit obligation	8
Actuarial losses / (gains) on obligation	—
Past service costs	(258)
Service paid to employees	—
Defined benefit obligation as of December 31, 2022	782
Current service cost	137
Interest cost on benefit obligation	25
Actuarial losses / (gains) on obligation	—
Past service costs	51
Service paid to employees	(18)
Defined benefit obligation as of December 31, 2023	978

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity of the Group’s retirement and post-employment benefits to a variation of the discount rate:

	Retirement and post-employment benefits
Sensitivity of the Group's retirement and post-employment benefits	Changes in	Impact /
to a variation of the discount rate	assumptions /	present value of
(in € thousands)	discount rate	the undertaking
+	0.25%	(28)
-	0.25%	29

Description of accounting policy for employee benefits [text block]	EMPLOYEE BENEFITS
Accounting policies
The Group's pension schemes and other post-employment benefits consist of defined benefit plans and defined contribution plans.
25.1.Defined benefit plans
Defined benefit plans relate to French retirement benefit plans under which the Group is committed to guaranteeing a specific amount or level of contractually defined benefits. The obligation arising from these plans is measured on an actuarial basis using the projected unit credit method. The method consists of measuring the obligation based on a projected end-of-career salary and vested rights at the measurement date, according to the provisions of the collective bargaining agreement, corporate agreements and applicable law.
Actuarial assumptions are used to determine the benefit obligations. The amount of future payments is determined on the basis of demographic and financial assumptions such as mortality, staff turnover, pay increases and age at retirement, and then discounted to their present value. The discount rate used is the yield at the reporting date on AA credit-rated bonds with maturity dates that approximate the expected payments for the Group's obligations.
Re-measurements of the net defined benefit liability which comprise actuarial gains and losses are recognized in the statements of other comprehensive loss.
The Group determines the net interest expense on the net defined benefit liability for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability, taking into account any changes in the net defined benefit liability during the period as a result of contributions and benefit payments.
25.2.Defined contribution plans
Under defined contribution plans, the management of plans is performed by an external organization, to which the Group pays regular contributions. Payments made by the Group in respect of these plans are recognized as an expense for the period in the statements of operations.
25.3.Short-term employee benefits
A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay the amount as a result of past service provided by the employee, and the obligation can be estimated reliably.